FEDERAL HOME LOAN BANK ADVANCES (Schedule of Payments Contractually Required) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Payments contractually required over the next five years
2014	$ 3,796
2015	2,948
2016	2,385
2017	1,908
2018	1,505
Thereafter	688
Total	$ 13,230	$ 17,672